CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT AND COMPREHENSIVE INCOME - USD ($)	Common stock [Member]	Additional paid-in capital [Member]	Other Comprehensive Income [Member]	Accumulated deficit during the development stage [Member]	Total
Balance at Mar. 31, 2012	$ 400				$ 400
Balance, shares at Mar. 31, 2012	400,000
Net loss				(336)	(336)
Balance at Dec. 31, 2012	$ 400			(336)	64
Balance, shares at Dec. 31, 2012	400,000
Net loss
Balance at Dec. 31, 2013	$ 1,803	893,924	0	(1,002,455)	(106,728)
Balance, shares at Dec. 31, 2013	18,025,003
Net loss
Balance at Dec. 31, 2014	$ 1,859	1,153,868		(1,367,154)	(211,427)
Balance, shares at Dec. 31, 2014	18,585,003
Net loss
Balance at Dec. 31, 2015	$ 1,873	1,195,854		(1,591,451)	$ (393,724)
Balance, shares at Dec. 31, 2015	18,725,003				18,725,003
Net loss				(91,849)	$ (91,849)
Balance at Jun. 30, 2016	$ 1,873	$ 1,195,854		$ (1,683,300)	$ (485,573)
Balance, shares at Jun. 30, 2016	18,725,003				18,725,003